Lease Accounting - Components of charging equipment and charging stations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Property plant equipment, gross	$ 160,599	$ 82,808
Less: accumulated depreciation	(27,317)	(11,542)
Total	133,282	71,266
Charging station equipment and construction costs
Lessee, Lease, Description [Line Items]
Property plant equipment, gross	4,114	2,379
Less: accumulated depreciation	(815)	(313)
Total	$ 3,299	$ 2,066